BIOLOGICAL ASSETS - Disclosure of detailed information about changes in carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	$ 12,122	$ 17,968
Unrealized gain on changes in fair value of biological assets	40,001	68,981
Production costs capitalized	48,502	52,502
Transfer to inventory upon harvest	(82,840)	(122,096)
Current biological assets at end of period	17,968	17,355
CAPITALIZED COST
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	5,765	8,753
Unrealized gain on changes in fair value of biological assets	0	0
Production costs capitalized	48,502	52,502
Transfer to inventory upon harvest	(45,551)	(54,310)
Current biological assets at end of period	8,753	6,945
BIOLOGICAL ASSET FAIR VALUE ADJUSTMENT
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets at beginning of period	6,357	9,215
Unrealized gain on changes in fair value of biological assets	40,001	68,981
Production costs capitalized	0	0
Transfer to inventory upon harvest	(37,289)	(67,786)
Current biological assets at end of period	$ 9,215	$ 10,410